Receivables	9 Months Ended
Sep. 30, 2019
Receivables
Receivables

4.Receivables

	September 30,	December 31,
	2019	2018
Trade receivable	$78,913	$84,443
Construction contract asset	88,691	125,426
GST receivable	62,475	278,182
SR&ED tax credits receivable	—	675,000
Other receivable	157,052	27,638
	$387,131	$1,190,689

The amount of $125,426 included in contract assets at December 31, 2018 has been recognized as revenue during the nine-months ended September 30, 2019 (2018: $61,786).